Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

(9) Commitments and contingencies

(a) Lease

In March 2014, the Company entered into an operating lease for laboratory and office space in Philadelphia, PA, through October 2025. Under this lease, the Company received $8.0 million of tenant improvement allowances during 2014. As of December 31, 2014, $8.6 million is recorded as deferred rent on the accompanying balance sheet. Rent expense under this lease was $0.6 million for the year ended December 31, 2014. Future minimum lease payments under this lease are as follows:

Year ending December 31:
2015	$617,082
2016	1,567,461
2017	1,606,648
2018	1,646,814
2019	1,687,984
2020 and thereafter	10,506,983

Total	$17,632,972

(b) License agreements

See Note 10 for a discussion of the CHOP license agreement.

In October 2013, the Company entered into a patent license agreement with Penn for certain intellectual property licenses to be provided by Penn to the Company in the fields of research, development, manufacture and commercialization. The license agreement requires the Company to reimburse Penn for the patent costs related to the underlying licensed rights. In 2013, the Company recorded $94,501 of general and administrative expense related to the reimbursement of such patent costs in the accompanying statements of operations. For the year ended December 31, 2014, the Company recorded $17,840 of general and administrative expense related to the reimbursement of such patent costs in the accompanying statement of operations. The Company is obligated to make payments to Penn upon the occurrence of first commercial sale for certain licensed products in both the United States and Europe. The Company must pay a low-single-digit royalty based on net sales of licensed products by territory, which royalties will be reduced if the Company is required to license patents or intellectual property from third parties.

In December 2014, the Company entered into a license agreement with Penn for certain intellectual property licenses. The Company issued to Penn 200,000 shares of restricted common stock (Note 7), which are subject to performance-based vesting conditions, in connection with the agreement and is obligated to make milestone payments upon the achievement of certain regulatory milestones up to $5.5 million in the aggregate. Additionally, the Company is obligated to pay Penn single-digit-royalties based on its net sales of licensed products by territory.

In October 2013, the Company entered into a license agreement with the University of Iowa Research Foundation (UIRF) for certain intellectual property licenses. The license agreement requires the Company to reimburse UIRF for the patent costs related to the underlying licensed rights. In 2013, the Company recorded $0.3 million of general and administrative expense related to the reimbursement of such patent costs in the accompanying statement of operations. For the year ended December 31, 2014, the Company recorded $0.3 million of general and administrative expense related to the reimbursement of such patent costs in the accompanying statement of operations. The Company is obligated to make payments to UIRF upon the occurrence of various development and commercialization milestones. The Company must pay a low-single-digit royalty to UIRF based on net sales of licensed products by territory. In connection with the license agreement, the Company issued 281,854 Series 1 common units (Series 1 Units) to UIRF. The fair value of the units of $0.6 million has been recorded as acquired in-process research and development expense in the fourth quarter of 2013.